State Street SPDR NYSE Technology ETF Investment Objectives and Goals - State Street SPDR NYSE Technology ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® NYSE Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies.